UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Core Fund*

* Prior to June 30, 2018, the fund was known as Putnam VT Investors Fund.
The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (96.9%)(a)
	Shares	Value

Aerospace and defense (1.8%)

Boeing Co. (The)	10,000	$3,719,000

Spirit AeroSystems Holdings, Inc. Class A	13,100	1,200,877

		4,919,877
Air freight and logistics (0.3%)

FedEx Corp.	3,935	947,509

		947,509
Airlines (1.4%)

Air Canada (Canada)(NON)	66,500	1,420,973

Delta Air Lines, Inc.	14,900	861,667

Southwest Airlines Co.	27,500	1,717,375

		4,000,015
Auto components (1.2%)

Lear Corp.	11,500	1,667,500

Magna International, Inc. (Canada)	5,600	294,168

Pirelli & C SpA (Italy)(NON)	162,854	1,366,683

		3,328,351
Automobiles (0.5%)

General Motors Co.	39,700	1,336,699

		1,336,699
Banks (7.5%)

Bank of America Corp.	214,342	6,314,515

Citigroup, Inc.	66,857	4,796,321

Hilltop Holdings, Inc.	19,100	385,247

JPMorgan Chase & Co.	72,227	8,150,095

SunTrust Banks, Inc.	20,600	1,375,874

		21,022,052
Beverages (1.4%)

Coca-Cola Co. (The)	17,800	822,182

Molson Coors Brewing Co. Class B	9,435	580,253

PepsiCo, Inc.	21,620	2,417,116

		3,819,551
Biotechnology (3.2%)

Amgen, Inc.	20,295	4,206,951

Biogen, Inc.(NON)	6,900	2,437,839

Gilead Sciences, Inc.	31,400	2,424,394

		9,069,184
Capital markets (4.5%)

Ameriprise Financial, Inc.	13,100	1,934,346

Apollo Global Management, LLC Class A	16,047	554,424

Bank of New York Mellon Corp. (The)	17,300	882,127

Goldman Sachs Group, Inc. (The)	17,220	3,861,413

Invesco, Ltd.	30,192	690,793

KKR & Co., Inc. Class A	33,100	902,637

Morgan Stanley	20,300	945,371

Raymond James Financial, Inc.	13,800	1,270,290

State Street Corp.	17,300	1,449,394

		12,490,795
Chemicals (2.3%)

Celanese Corp.	12,200	1,390,800

CF Industries Holdings, Inc.	23,900	1,301,116

DowDuPont, Inc.	27,587	1,774,120

Eastman Chemical Co.	10,700	1,024,204

Orion Engineered Carbons SA (Luxembourg)	26,800	860,280

		6,350,520
Commercial services and supplies (0.6%)

BrightView Holdings, Inc.(NON)	17,000	272,850

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(NON)(F)(RES)	3	3

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1

Republic Services, Inc.	17,800	1,293,348

		1,566,202
Communications equipment (1.9%)

Cisco Systems, Inc.	110,641	5,382,685

		5,382,685
Consumer finance (0.7%)

Capital One Financial Corp.	21,100	2,003,023

		2,003,023
Diversified financial services (3.1%)

Alignvest Acquisition II Corp. Class A (Canada)(NON)	68,053	513,170

Berkshire Hathaway, Inc. Class B(NON)	16,800	3,597,048

Capitol Investment Corp. IV (Units)(NON)	43,141	446,941

Easterly Acquisition Corp.(NON)	93,320	975,194

Federal Street Acquisition Corp. (Units)(NON)	68,000	686,800

Gores Holdings II, Inc. (Units)(NON)	33,354	373,565

Haymaker Acquisition Corp. (Units)(NON)	39,514	405,809

J2 Acquisition, Ltd. (British Virgin Islands)(NON)	77,798	746,861

TPG Pace Holdings Corp. (Units)(NON)	92,438	979,843

		8,725,231
Diversified telecommunication services (0.9%)

AT&T, Inc.	71,372	2,396,672

		2,396,672
Electric utilities (1.7%)

Entergy Corp.	23,900	1,939,007

Exelon Corp.	43,900	1,916,674

FirstEnergy Corp.	27,800	1,033,326

		4,889,007
Electrical equipment (0.5%)

Emerson Electric Co.	19,100	1,462,678

		1,462,678
Electronic equipment, instruments, and components (—%)

nLight, Inc.(NON)(S)	5,631	125,065

		125,065
Entertainment (1.6%)

Live Nation Entertainment, Inc.(NON)	31,343	1,707,253

Walt Disney Co. (The)	24,100	2,818,254

		4,525,507
Equity real estate investment trusts (REITs) (1.2%)

Armada Hoffler Properties, Inc.	75,724	1,144,190

Easterly Government Properties, Inc.(S)	76,128	1,474,599

Equity Commonwealth(NON)	21,700	696,353

		3,315,142
Food and staples retail (3.0%)

Costco Wholesale Corp.	5,500	1,291,840

Kroger Co. (The)	57,800	1,682,558

US Foods Holding Corp.(NON)	4,854	149,600

Walgreens Boots Alliance, Inc.	20,928	1,525,651

Walmart, Inc.	41,200	3,869,092

		8,518,741
Food products (0.3%)

Nomad Foods, Ltd. (United Kingdom)(NON)	39,000	790,140

		790,140
Health-care equipment and supplies (1.4%)

Baxter International, Inc.	30,900	2,382,081

Becton Dickinson and Co. (BD)	5,600	1,461,600

RA Medical Systems, Inc.(NON)	9,091	165,456

		4,009,137
Health-care providers and services (3.9%)

Cigna Corp.	7,400	1,541,050

CVS Health Corp.(S)	25,080	1,974,298

HCA Healthcare, Inc.	16,739	2,328,730

Humana, Inc.	6,800	2,301,936

McKesson Corp.	10,900	1,445,885

PetIQ, Inc.(NON)	7,121	279,927

Tenet Healthcare Corp.(NON)	34,800	990,408

		10,862,234
Hotels, restaurants, and leisure (2.2%)

Bloomin' Brands, Inc.	24,200	478,918

Hyatt Hotels Corp. Class A	17,400	1,384,866

MGM Resorts International	50,400	1,406,664

Penn National Gaming, Inc.(NON)(S)	54,038	1,778,931

Red Robin Gourmet Burgers, Inc.(NON)(S)	2,600	104,390

Wyndham Hotels & Resorts, Inc.	19,000	1,055,830

		6,209,599
Household durables (0.8%)

Green Brick Partners, Inc.(NON)	34,300	346,430

HC Brillant Services GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(NON)(F)(RES)	6	5

PulteGroup, Inc.	81,000	2,006,370

		2,352,805
Household products (0.6%)

Energizer Holdings, Inc.	13,000	762,450

Kimberly-Clark Corp.	7,200	818,208

		1,580,658
Independent power and renewable electricity producers (0.9%)

NRG Energy, Inc.	65,600	2,453,440

		2,453,440
Insurance (1.6%)

American International Group, Inc.	19,833	1,055,909

Assured Guaranty, Ltd.	29,400	1,241,562

Lincoln National Corp.	17,800	1,204,348

Prudential Financial, Inc.	8,900	901,748

		4,403,567
Interactive media and services (4.0%)

Alphabet, Inc. Class A(NON)	2,136	2,578,323

Alphabet, Inc. Class C(NON)	4,218	5,034,056

Facebook, Inc. Class A(NON)	22,100	3,634,566

		11,246,945
Internet and direct marketing retail (2.4%)

Amazon.com, Inc.(NON)	2,865	5,738,595

Delivery Hero Holding GmbH (Germany)(NON)	18,115	871,163

Global Fashion Group SA (acquired 8/2/13, cost $219,415) (Private) (Luxembourg)(NON)(F)(RES)	5,179	48,348

		6,658,106
IT Services (3.1%)

DXC Technology Co.	12,400	1,159,648

IBM Corp.	11,380	1,720,770

Mastercard, Inc. Class A	9,700	2,159,317

Priority Technology Holdings, Inc.(NON)	27,247	264,568

Visa, Inc. Class A	22,900	3,437,061

		8,741,364
Leisure products (0.4%)

Brunswick Corp.	14,700	985,194

		985,194
Machinery (0.7%)

Caterpillar, Inc.	13,000	1,982,370

		1,982,370
Media (1.5%)

Comcast Corp. Class A	85,940	3,043,135

Discovery, Inc. Class A(NON)(S)	14,100	451,200

Liberty Global PLC Class A (United Kingdom)(NON)	24,800	717,464

		4,211,799
Metals and mining (0.7%)

Freeport-McMoRan, Inc. (Indonesia)	90,800	1,263,936

Largo Resources, Ltd. (Canada)(NON)	214,982	604,177

		1,868,113
Multiline retail (0.7%)

Target Corp.	23,100	2,037,651

		2,037,651
Oil, gas, and consumable fuels (6.9%)

Anadarko Petroleum Corp.	6,600	444,906

ConocoPhillips	41,700	3,227,580

Diamondback Energy, Inc.(S)	4,900	662,431

Encana Corp. (Canada)	67,900	890,169

Enterprise Products Partners LP	55,700	1,600,261

Exxon Mobil Corp.	17,405	1,479,773

Kimbell Royalty Partners LP	23,322	457,578

Kinder Morgan, Inc.	37,370	662,570

Marathon Oil Corp.	65,200	1,517,856

Plains GP Holdings LP Class A(NON)	23,011	564,460

Royal Dutch Shell PLC ADR Class A (United Kingdom)	48,132	3,279,714

Suncor Energy, Inc. (Canada)	36,600	1,416,054

TOTAL SA ADR (France)	16,223	1,044,599

Valero Energy Corp.	17,900	2,036,125

		19,284,076
Pharmaceuticals (3.4%)

Jazz Pharmaceuticals PLC(NON)	11,856	1,993,349

Johnson & Johnson	25,530	3,527,480

Pfizer, Inc.	90,186	3,974,497

		9,495,326
Real estate management and development (0.9%)

CBRE Group, Inc. Class A(NON)	27,800	1,225,980

Kennedy-Wilson Holdings, Inc.	59,500	1,279,250

		2,505,230
Road and rail (1.2%)

Norfolk Southern Corp.	11,300	2,039,650

Union Pacific Corp.	4,400	716,452

US Xpress Enterprises, Inc. Class A(NON)	49,700	685,860

		3,441,962
Semiconductors and semiconductor equipment (3.0%)

Applied Materials, Inc.	43,100	1,665,815

Intel Corp.	52,520	2,483,671

Lam Research Corp.	10,300	1,562,510

Micron Technology, Inc.(NON)	6,100	275,903

Qualcomm, Inc.	6,700	482,601

Teradyne, Inc.	19,900	735,902

Texas Instruments, Inc.	12,400	1,330,396

		8,536,798
Software (7.2%)

Adobe Systems, Inc.(NON)	6,200	1,673,690

Dell Technologies, Inc. Class V(NON)	11,273	1,094,834

Microsoft Corp.	128,850	14,736,573

Oracle Corp.	44,658	2,302,566

Yext, Inc.(NON)	14,400	341,280

		20,148,943
Specialty retail (3.5%)

Best Buy Co., Inc.	26,300	2,087,168

Gap, Inc. (The)	40,000	1,154,000

Home Depot, Inc. (The)	16,700	3,459,405

Lowe's Cos., Inc.	20,800	2,388,256

Michaels Cos., Inc. (The)(NON)	51,300	832,599

		9,921,428
Technology hardware, storage, and peripherals (5.3%)

Apple, Inc.	58,083	13,111,656

HP, Inc.	69,716	1,796,581

		14,908,237
Textiles, apparel, and luxury goods (0.3%)

Hanesbrands, Inc.(S)	44,000	810,920

		810,920
Thrifts and mortgage finance (0.2%)

Radian Group, Inc.	30,800	636,636

		636,636
Trading companies and distributors (0.5%)

United Rentals, Inc.(NON)	8,600	1,406,960

		1,406,960

Total common stocks (cost $194,145,242)		$271,684,144

INVESTMENT COMPANIES (1.9%)(a)
	Shares	Value

Health Care Select Sector SPDR Fund	28,700	$2,730,805

Industrial Select Sector SPDR Fund	33,900	2,657,760

Total investment companies (cost $4,981,018)		$5,388,565

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Becton Dickinson and Co. (BD) Ser. A, $3.063 cv. pfd.	8,869	$580,654

Total convertible preferred stocks (cost $443,450)		$580,654

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Alignvest Acquisition II Corp. Class A (Canada)	7/4/22	CAD 11.50	36,476	$12,426

Easterly Acquisition Corp.	7/29/20	$11.50	38,710	42,581

J2 Acquisition, Ltd. (British Virgin Islands)	10/10/20	11.50	77,798	35,009

Total warrants (cost $29,173)				$90,016

SHORT-TERM INVESTMENTS (3.2%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.25%(AFF)	Shares	5,423,780	$5,423,780

Putnam Short Term Investment Fund 2.24%(AFF)	Shares	3,452,008	3,452,008

U.S. Treasury Bills 2.020%, 11/1/18		$58,000	57,897

U.S. Treasury Bills 1.978%, 10/4/18		21,000	20,996

U.S. Treasury Bills 1.968%, 10/18/18		18,000	17,982

Total short-term investments (cost $8,972,668)			$8,972,663

TOTAL INVESTMENTS

Total investments (cost $208,571,551)			$286,716,042

Key to holding's currency abbreviations
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $280,343,173.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $48,357, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$13,535,450	$92,044,027	$100,155,697	$120,199	$5,423,780
	Putnam Short Term Investment Fund**	297,858	36,520,776	33,366,626	61,672	3,452,008

	Total Short-term investments	$13,833,308	$128,564,803	$133,522,323	$181,871	$8,875,788
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $5,423,780, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,324,910.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$22,380,923	$—	$—
Consumer discretionary	33,592,400	—	48,353
Consumer staples	14,709,090	—	—
Energy	19,284,076	—	—
Financials	49,281,304	—	—
Health care	33,435,881	—	—
Industrials	19,727,569	—	4
Information technology	57,843,092	—	—
Materials	8,218,633	—	—
Real estate	5,820,372	—	—
Utilities	7,342,447	—	—
Total common stocks	271,635,787	—	48,357
Convertible preferred stocks	—	580,654	—
Investment companies	5,388,565	—	—
Warrants	90,016	—	—
Short-term investments	3,452,008	5,520,655	—

Totals by level	$280,566,376	$6,101,309	$48,357

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$90,016	$—

Total	$90,016	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		160,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018